RETIREMENT INCOME BUILDER - BAI VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated June 15, 2007

to the

Prospectus dated May 1, 2007

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY POLICY FEE TABLE of the prospectus:

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider(3)	8%
Optional Premium Enhancement Rider(4)	8%
Transfer Fee(5)	$0 -$10
Special Service Fee	$0 -$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(6)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.50%
Value Rider(3)	(0.25%)
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(9)	2.00%
Total Separate Account Annual Expenses with Lowest Optional Separate Account Expenses(10)	1.05%
Annual Optional Rider Fees:(11)
Beneficiary Earnings Enhancement(12)	0.25%
Beneficiary Earnings Enhancement – Extra II(13)	0.55%
Living Benefits Rider(14)	0.50%
5 For Life Rider(15)	0.60%
5 for Life with Growth Rider (without additional death benefit)(15)	0.60%
5 for Life with Growth Rider (with additional death benefit)(15)	0.85%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder – BAI Variable Annuity

dated May 1, 2007